Discontinued Operations - Financial Results of Discontinued Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income tax benefit (expense)	$ (15,300)	$ 600	$ 2,000
Net (loss) income from discontinued operations	(23,763)	1,491	3,707
Energy
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues	15,018	27,128	31,901
(Loss) income before income taxes	(39,102)	2,083	5,659
Income tax benefit (expense)	15,339	(592)	(1,952)
Net (loss) income from discontinued operations	$ (23,763)	$ 1,491	$ 3,707